Structured Entities (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities

Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2022				October 31, 2021
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$10,046	$976	$–	$11,022	$10,060	$1,083	$–	$11,143
Non-trading financial assets at fair value through profit or loss	6,167	806	51	7,024	5,770	665	64	6,499
Derivatives 1	–	608	–	608	–	95	–	95
Financial assets designated at fair value through profit or loss	–	18	–	18	–	6	–	6
Financial assets at fair value through other comprehensive income	23,795	3,667	–	27,462	23,446	2,247	3	25,696
Debt securities at amortized cost, net of allowance for credit losses	155,178	568	–	155,746	117,246	424	–	117,670
Loans	4,550	4	–	4,554	2,399	4	–	2,403

Other	5	–	3,488	3,493	4	–	3,021	3,025

Total assets	199,741	6,647	3,539	209,927	158,925	4,524	3,088	166,537

FINANCIAL LIABILITIES
Derivatives 1	–	270	–	270	–	513	–	513

Obligations related to securities sold short	2,172	332	–	2,504	2,199	365	–	2,564

Total liabilities	2,172	602	–	2,774	2,199	878	–	3,077

Off-balance sheet exposure 2	16,083	4,983	1,972	23,038	13,372	5,962	1,299	20,633
Maximum exposure to loss from involvement with unconsolidated structured entities	$213,652	$11,028	$5,511	$230,191	$170,098	$9,608	$4,387	$184,093

Size of sponsored unconsolidated structured entities 3	$11,515	$33,800	$–	$45,315	$10,266	$42,834	$450	$53,550

1
Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

2
For the purposes of this disclosure,
off-balance
sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance
sheet commitments without considering the effect of collateral or other credit enhancements.

3
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.